Debt	9 Months Ended
Sep. 30, 2018
Debt Disclosure [Abstract]
Debt
2.	Debt

As at September 30, 2018 Ardmore had six loan facilities, which it has used primarily to finance vessel acquisitions or vessels under construction and also for working capital. ASC’s applicable ship-owning subsidiaries have granted first-priority mortgages against the relevant vessels in favor of the lenders as security for Ardmore’s obligations under the loan facilities, which totaled 22 vessels as at September 30, 2018. ASC and its subsidiary ASLLC have provided guarantees in respect of the loan facilities. ASC has granted a guarantee over its trade receivables in respect of the ABN AMRO Revolving Facility. These guarantees can be called upon following a payment default. The outstanding principal balances on each loan facility as at September 30, 2018 and December 31, 2017 were as follows:

	As at
	Sep 30, 2018	Dec 31, 2017

NIBC Bank Facility	7,820,000	8,885,000
CACIB Bank Facility	32,000,000	34,100,000
ABN/DVB/NIBC Joint Bank Facility	147,892,409	162,115,591
Nordea/SEB Joint Bank Facility	124,461,340	132,272,938
ABN AMRO Facility	30,696,643	64,201,180
ABN AMRO Revolving Facility	14,679,318	11,092,158
Total debt	357,549,710	412,666,867
Deferred finance fees	(6,214,587)	(8,243,297)
Net total debt	351,335,123	404,423,570
Current portion of long-term debt	35,990,448	39,282,538
Current portion of deferred finance fees	(1,968,353)	(2,210,990)
Total current portion of long-term debt	34,022,095	37,071,548
Non-current portion of long-term debt	317,313,028	367,352,022

Future minimum repayments under the Company’s loan facilities for each year indicated below are as follows:

As at
Sep 30, 2018
2018	8,997,612
2019	35,990,448
2020	35,990,448
2021	38,293,722
2022	186,564,239
2023	51,713,241
357,549,710
NIBC Bank Facility

On September 12, 2014, one of ASC’s subsidiaries entered into a $13.5 million long-term loan facility with NIBC Bank N.V. to finance a secondhand vessel acquisition which delivered to Ardmore in 2014. The facility was drawn down in September 2014 and bears interest at a rate of LIBOR plus 2.90%. Principal repayments on the loans are made on a quarterly basis, with a balloon payment payable with the final instalment. The loan facility matures in September 2021.

CACIB Bank Facility

On May 22, 2014, two of ASC’s subsidiaries entered into a $39.0 million long-term loan facility with Credit Agricole Corporate and Investment Bank to finance two vessels under construction. On March 10, 2016, this facility was refinanced, the lenders provided an additional $25 million commitment for additional financing and an additional tranche of $2.3 million was drawn down. The $25 million of additional financing was drawn and repaid in full during the three-month period ended September 30, 2016. Interest is calculated on each tranche at a rate of LIBOR plus 2.50%. Principal repayments on the loans are made on a quarterly basis, with a balloon payment payable with the final instalment. The full facility matures in 2022.

ABN/DVB/NIBC Joint Bank Facility

On January 13, 2016, 12 of ASC’s subsidiaries entered into a $213 million long-term loan facility with ABN AMRO Bank N.V. (“ABN AMRO”) and DVB Bank America N.V. to refinance existing facilities. The loan, was fully drawn down on January 22, 2016. Interest is calculated at a rate of LIBOR plus 2.55%. The loan matures in 2022. On August 4, 2016, an incremental term loan of $36.6 million was made under the amended facility in order to fund two vessel acquisitions, and NIBC Bank N.V. joined as an additional lender under the facility. The incremental term loan consists of two tranches, and interest is calculated at a rate of LIBOR plus 2.75%. In May 2017, $20.1 million was repaid as part of the refinancing of the
Ardmore Sealeader
and
Ardmore Sealifter
. Principal repayments on the loans are made on a quarterly basis, with a balloon payment payable with the final instalment. The additional tranches mature in 2023.

Nordea/SEB Joint Bank Facility

On January 13, 2016, seven of ASC’s subsidiaries entered into a $151 million long-term loan facility with Nordea Bank AB and Skandinaviska Enskilda Banken AB to refinance existing facilities. The loan was fully drawn down on January 22, 2016. Interest is calculated at a rate of LIBOR plus 2.50%. Principal repayments on the loans are made on a quarterly basis, with a balloon payment payable with the final instalment. The loan matures in 2022.

ABN AMRO Facility

On July 29, 2016, four of ASC’s subsidiaries entered into a $71.3 million long-term loan facility with ABN AMRO for vessel acquisitions. Three of the four tranches under the facility were drawn down during the third quarter of 2016. The fourth tranche was drawn down in the fourth quarter of 2016. On June 26, 2018 two of the tranches were repaid as part of the refinancing of the
Ardmore Endurance
and
Ardmore Enterprise
. Interest is calculated at a rate of LIBOR plus 2.75%. Principal repayments on the loans are made on a quarterly basis, with a balloon payment payable with the final instalment. The loan matures in 2023.

ABN AMRO Revolving Facility

On October 24, 2017, Ardmore entered into a $15 million revolving credit facility with ABN AMRO to fund working capital. Interest is calculated at a rate of LIBOR plus 3.5%. Interest payments are payable on a quarterly basis. The facility matures in October 2019.

Long-term debt financial covenants

Ardmore’s existing long-term debt facilities described above include certain covenants. The financial covenants require that ASC among other things:

•	maintain minimum solvency of not less than 30%;
•
maintain minimum cash and cash equivalents based on the number of vessels owned and chartered-in and 5% of outstanding debt. The required minimum cash balance as of September 30, 2018, was $22.2 million;

•	ensure that the aggregate fair market value of the applicable vessels plus any additional collateral is, depending on the facility, no less than 130% of the debt outstanding for the facility;
•	maintain a corporate net worth of not less than $150 million; and
•	maintain positive working capital, excluding balloon maturities.

The Company was in full compliance with all of its loan covenants as of September 30, 2018 and 2017.